RELATED PARTY TRANSACTION (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related parties
(1)
Related parties

Name of related parties	Relationship with the Group
Beijing Youlian Global Education Technology Co., Ltd ("Beijing Youlian")(1)	Equity method investment investee

(1)
Beijing Youlian was dissolved in June 2020.

Summary of significant balances and transactions
(2)
The significant transactions between the Group and its related parties were as follows:

Other than as disclosed elsewhere in these consolidated financial statements, the Group had the following significant related party transactions:

	Expense Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Beijing Youlian(1)	1,457	—	—
Total	1,457	—	—

(1)
The Group recognized expense from receiving advertising service provided by Beijing Youlian.